Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Accretion amount			$ 11,340,383		$ 7,418,245
Federal depository insurance coverage	$ 250,000		250,000
Tax provision	$ 0	$ 0	$ 0	$ 0
Federal depository insurance coverage					$ 250,000